Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [X]:  Amendment Number: 1

This Amendment (Check only one):
[X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  6411 Mineral Point Road, Madison, WI  53705
Form 13F File Number:  28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
July 18, 2000

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None
Form 13F Information Table Entry Total: 69
Form 13F Information Table Value Total: $247,071 (thousands)

List of Other Included Managers:  None

Form 13F Information Table
                               TITLE
                               OF               VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         CLASS  CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN  MGRS  SOLE     SHARED    NONE
------------------------------ ----- --------- ------- -------- --- ---- ------- ----- -------- -------- --------
Abbott Labs                    COM   002824100   12728   285629 SH       SOLE            116634   109670    60220
Affiliated Computers Svcs - A  COM   008190100    1282    38760 SH       SOLE              9945    28815
Airborne Freight               COM   009266107     277    14650 SH       SOLE             14650
Altera                         COM   021441100     786     7710 SH       SOLE              7710
American Home Products         COM   026609107     380     6464 SH       SOLE                       3300     3164
American Power Conversion      COM   029066107     349     8555 SH       SOLE              7935      620
Anheuser Busch                 COM   035229103     355     4750 SH       SOLE              4750
Associates First Capital - A   COM   046008108    9931   445096 SH       SOLE            171855   177120    97296
BP Amoco PLC                   COM   055622104     751    13283 SH       SOLE             13283
Becton, Dickinson              COM   075887109     404    13400 SH       SOLE             12465      935
Bell Atlantic                  COM   077853109     404     7960 SH       SOLE              7960
Boeing                         COM   097023105     288     6900 SH       SOLE               150     6750
Bristol-Myers Squibb           COM   110122108   16762   287734 SH       SOLE             98721   123369    66149
CVS Corp.                      COM   126650100   12497   312430 SH       SOLE            139953    91470    81862
Callaway Golf Co.              COM   131193104     636    39000 SH       SOLE             21000    18000
Cardinal Health                COM   14149Y108     830    11215 SH       SOLE             11215
Chase Manhattan Corp.          COM   16161A108    3441    74686 SH       SOLE             43211    26935     5004
Cisco Systems, Inc.            COM   17275R102    2218    34893 SH       SOLE              7425    27468
Computer Associates            COM   204912109     756    14760 SH       SOLE             14760
Crescent Real Estate Equities  COM   225756105     854    41650 SH       SOLE             41650
Dentsply Int'l, Inc.           COM   249030107     352    11440 SH       SOLE             10940      500
Ditech Communications          COM   25500M103     509     5380 SH       SOLE              5380
Eastman Kodak                  COM   277461109     379     6375 SH       SOLE                       6375
Expeditors International Wash  COM   302130109     205     4320 SH       SOLE              4000      320
Exxon Mobil Corp               COM   30231g102     444     5653 SH       SOLE                       3320     2333
Fannie Mae                     COM   313586109     718    13750 SH       SOLE             13750
Finova Group, Inc.             COM   317928109    1587   122049 SH       SOLE             54234    62240     6135
Fiserv, Inc                    COM   337738108    3707    85718 SH       SOLE             48818    32025     5385
Freddie Mac                    COM   313400301   12886   318157 SH       SOLE            124223   122930    71779
General Electric               COM   369604103     763    14400 SH       SOLE             14400
Immucell Corp                  COM   452525306      37    10000 SH       SOLE                      10000
Intel Corp                     COM   458140100    5303    39666 SH       SOLE             24966    12320     2570
International Business Machine COM   459200101    1074     9800 SH       SOLE              9800
Johnson & Johnson              COM   478160104    7763    76199 SH       SOLE             36299    36255     4020
Kansas City Southern Inds.     COM   485170302    1562    17615 SH       SOLE             17245      370
Kroger, Co.                    COM   501044101    6438   291800 SH       SOLE            133270   145175    14585
Lexmark Intl Group, Inc. Cl A  COM   529771107    3313    49265 SH       SOLE             35445    11905     2105
Liz Claiborne                  COM   539320101    4108   116535 SH       SOLE             54490    57180     5355
Lowe's Companies               COM   548661107    4602   112074 SH       SOLE             64249    40690     7830
Lucent Technologies, Inc.      COM   549463107    1145    19312 SH       SOLE             12112     7200
MBIA, Inc.                     COM   55262C100    1320    27385 SH       SOLE              7525    19860
MGIC Investment                COM   552848103   14867   326749 SH       SOLE            139606   118450    69478
Marshall & Ilsley              COM   571834100    1654    39861 SH       SOLE              2000    37861
Martin Marietta Materials      COM   573284106    3303    81692 SH       SOLE             50282    27050     4810
McDonalds                      COM   580135101     328     9950 SH       SOLE              9950
Merck                          COM   589331107     944    12320 SH       SOLE             12320
Merrill Lynch                  COM   590188108     982     8535 SH       SOLE              8535
Metlife, Inc.                  COM   59156R108    2038    96780 SH       SOLE              5700    91080
Microsoft Corp                 COM   594918104   11695   146187 SH       SOLE             60742    54005    31775
Officemax, Inc.                COM   67622M108     212    42470 SH       SOLE             39180     3290
Pepsico                        COM   713448108    4284    96397 SH       SOLE             54942    35100     6935
Pfizer Inc                     COM   717081103     724    15081 SH       SOLE                      15081
Philip Morris                  COM   718154107     634    23870 SH       SOLE              8235     9300     6335
RCN Corporation                COM   749361101    1856    73140 SH       SOLE             43110    26090     4340
Rogers Communication Cl B      COM   775109200    1430    50175 SH       SOLE             49590      585
Safeway, Inc.                  COM   786514208    8039   178660 SH       SOLE             76867    53835    48443
Scripps Co. (E.W.) - Cl A      COM   811054204    4213    85538 SH       SOLE             56043    24960     4940
Solectron Corp.                COM   834182107    3036    72515 SH       SOLE             49565    19590     3665
Southtrust Corp                COM   844730101    1176    51990 SH       SOLE             13995    37995
Sun Microsystems               COM   866810104     316     3470 SH       SOLE              3470
Target Corporation             COM   87612E106    5246    90448 SH       SOLE             50968    33905     6100
Telephone & Data Systems Inc.  COM   879433100     347     3465 SH       SOLE              3155      310
Tellabs, Inc.                  COM   879664100   13133   191897 SH       SOLE             87392    68970    35950
Time Warner, Inc.              COM   887315109    4121    54226 SH       SOLE             30446    20380     3755
Tyco International             COM   902124106     856    37805 SH       SOLE             37805
U.S. Cellular Corp.            COM   911684108    4359    69195 SH       SOLE             43435    22335     3735
Unumprovident Corp.            COM   91529Y106     458    22815 SH       SOLE             11980    10835
Wells Fargo & Co               COM   949746101   12861   331875 SH       SOLE            128900   130194    73666
Worldcom, Inc.                 COM   98157D106   17754   387011 SH       SOLE            162439   138235    87258